LEASES - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	$ 533	$ 533	$ 554
Term of contract	8 years
Renewal option	3 years
Cash out flow		$ 567	$ 504
Forecast
Disclosure of maturity analysis of operating lease payments [line items]
Cash out flow	$ 3,100